Consolidated Statement of Cash Flows - Parenthetical - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement of cash flows [abstract]
Interest paid, classified as operating activities		€ 0.4	€ 0.6
Interest received		€ 1.8	€ 2.2
Proportion of nominal value deconsolidated receivables, CIR 2023		95.00%	95.00%
Withholding rate realized by CIR		5.00%	5.00%
Cumulative 5% retained - Tax credit refund	[1]	€ 0.9
Tax credit retentions 2025, CIR		€ 0.4
Tax credit retentions 2024, CIR	[1]		€ 0.5

[1]
(1) 95% of the pre-financed CIR 2024 and CIR 2023 have been collected. The 5% cumulative retained amount of €0.9 million (€0.4 million in 2025 and €0.5 million in 2024) have been classified under 'Other non current assets'. It will be collected after a 3 years delay.